Note 3 - Reverse Merger (Details Textual)				1 Months Ended	3 Months Ended	9 Months Ended
	May 29, 2019 USD ($) $ / shares	May 03, 2019 USD ($) shares	Oct. 11, 2018	May 31, 2019 shares	Sep. 30, 2019 USD ($)	Sep. 30, 2019 USD ($)
Stockholders' Equity Note, Stock Split, Conversion Ratio			0.0359
Debt Conversion, Converted Instrument, Shares Issued | shares				367,041
Number of Shares Held by Equity Holders | shares		4,936,784
Debt Instrument, Convertible, Beneficial Conversion Feature					$ 2,100,000
Interest Expense [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature						$ 2,100,000
Alliqua Biomedical, Inc. [Member]
Business Acquisition, Exchange Ratio		0.0359
Dividends, Total	$ 5,245,000
Common Stock, Dividends, Per Share, Cash Paid | $ / shares	$ 1.05
Reverse Stock Split From [Member] | Alliqua Biomedical, Inc. [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio		6
Alliqua Biomedical, Inc. [Member]
Merger Agreement, Percentage Ownership in Combined Company, Acquirer		86.00%
Merger Agreement, Percentage Ownership in Combined Company, Acquiree		14.00%
Alliqua Biomedical, Inc. [Member] | Conversion of Notes into Series B Convertible Preferred Stock [Member]
Debt Conversion, Original Debt, Amount, Principal		$ 3,000,000
Debt Conversion, Original Debt, Amount, Cumulative Accrued Interest		$ 203,000
Debt Conversion, Converted Instrument, Shares Issued | shares		367,041